Statements of Operations (USD $)	12 Months Ended	15 Months Ended
	Dec. 31, 2012	Mar. 31, 2014
Income Statement [Abstract]
Revenues	$ 29
Consulting expense	141,187	42,351
Stock based Compensation		20,487,500
GENERAL AND ADMINISTRATIVE
Professional fees	30,266	59,550
Legal fees	80,012	48,931
Other expense	7,254	6,411
TOTAL OPERATING EXPENSES	20,746,219	157,243
NET LOSS FROM OPERATIONS	$ (20,746,190)	$ (157,243)
Interest expense	(6,605)	(6,213)
TOTAL OTHER INCOME (EXPENSE)	(6,605)	(6,213)
NET LOSS	(163,456)	(20,752,795)
NET LOSS AVAILABLE PER COMMON SHAREHOLDER	$ (20,752,795)	$ (163,456)
NET LOSS PER COMMON SHARES	$ (0.06)	$ 0.00
WEIGHTED AVERAGE SHARES
Basic and diluted	335,000,000	356,066,667